Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(a)	EUR	100	$126,674

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	123,127

Canada — 1.8%
ADLER Group SA, 2.25%, 01/14/29 (Call 10/14/28)(a)	EUR	200	224,518
Banco BPM SpA, 3.25%, 01/14/31 (Call 01/14/26)(a)(b)	EUR	100	120,859
Iccrea Banca SpA, 2.25%, 10/20/25 (Call 10/20/24)(a)(b)	EUR	100	121,989
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	CAD	50	40,839
Parkland Corp./Canada
3.88%, 06/16/26 (Call 06/16/23)(c)	CAD	100	80,955
4.38%, 03/26/29 (Call 03/26/24)	CAD	100	81,286
Parts Europe SA, 6.50%, 07/16/25 (Call 01/09/22)(a)	EUR	100	124,524
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)	CAD	50	0	(f)
Videotron Ltd.
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD	150	120,682
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	125,491
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	44,101
5.75%, 01/15/26 (Call 09/15/21)(a)	CAD	50	41,029
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR	200	233,420
			1,359,693
Cayman Islands — 0.2%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	121,717

Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	100	116,369

Denmark — 0.5%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/22)(a)	EUR	200	241,077
TDC AS, 6.88%, 02/23/23(a)	GBP	100	150,016
			391,093
Finland — 1.6%
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	123,780
2.00%, 03/11/26(a)	EUR	150	188,442
2.38%, 05/15/25 (Call 02/15/25)(a)	EUR	200	253,359
SpA Holdings 3 Oy, 3.63%, 02/04/28 (Call 02/04/24)(a)	EUR	100	119,840
Teollisuuden Voima Oyj, 1.38%, 06/23/28 (Call 03/23/28)(a)	EUR	200	239,461
Teollisuuden Voima OYJ, 1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	240,375
			1,165,257
France — 11.6%
Accor SA
2.50%, 01/25/24(a)	EUR	100	124,124
3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	200	251,920
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/22)(a)	EUR	150	173,591
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	200	233,009
4.00%, 07/15/29 (Call 04/15/24)(a)	EUR	100	119,073
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	150	187,960
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/01/22)(a)	EUR	200	240,071
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(a)	EUR	200	238,965
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	226,148
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	100	118,626
4.56%, 01/25/23(a)	EUR	100	121,684
5.25%, 04/15/27 (Call 04/15/23)(a)	EUR	100	118,333
Security	Par (000)		Value

France (continued)
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	$118,722
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/21)(a)	EUR	100	120,831
7.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	131,246
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(a)	EUR	100	118,445
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	118,446
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	200	243,211
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	121,310
2.63%, 06/15/25 (Call 06/15/22)(a)	EUR	250	300,627
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	122,520
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR	200	249,701
Kapla Holding SAS, 3.38%, 12/15/26 (Call 12/15/22)(a)	EUR	100	117,431
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/22)(a)	EUR	200	232,289
Loxam SAS
2.88%, 04/15/26 (Call 04/10/22)(a)	EUR	100	118,235
3.25%, 01/14/25 (Call 07/15/22)(a)	EUR	100	119,225
3.50%, 05/03/23(a)	EUR	200	237,077
Orano SA
2.75%, 03/08/28 (Call 12/08/27)(a)	EUR	100	123,704
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	123,464
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	128,383
4.88%, 09/23/24	EUR	200	268,377
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR	100	119,409
4.00%, 03/31/25 (Call 03/31/22)(a)	EUR	100	120,562
Picard Bondco SA, 5.38%, 07/01/27 (Call 01/01/24)(a)	EUR	100	119,263
Picard Groupe SA, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR	100	120,485
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(a)	EUR	100	122,403
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(b)	EUR	200	240,907
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(a)	EUR	100	119,635
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR	100	118,813
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	100	118,097
1.13%, 10/04/27(a)	EUR	100	111,071
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	100	117,589
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	118,387
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	200	240,744
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	118,987
Rexel SA, 2.13%, 06/15/28 (Call 06/15/24)(a)	EUR	100	121,459
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(a)	EUR	100	121,708
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	123,592
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	124,299
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)(a)	EUR	100	120,048
7.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	126,497
Valeo
0.63%, 01/11/23 (Call 10/11/22)(a)	EUR	100	119,432
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	200	246,329
3.25%, 01/22/24(a)	EUR	200	255,760
			8,532,224
Germany — 11.4%
ADLER Group SA
1.50%, 07/26/24 (Call 04/26/24)(a)	EUR	100	114,778
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR	100	114,044
2.25%, 04/27/27 (Call 01/27/27)(a)	EUR	100	113,934
3.25%, 08/05/25 (Call 05/05/25)(a)	EUR	100	120,170

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Germany (continued)
ADLER Real Estate AG
1.88%, 04/27/23 (Call 03/27/23)(a)	EUR	100	$117,754
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	122,032
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	200	240,524
3.13%, 11/12/79 (Call 08/12/27)(a)(b)	EUR	100	124,145
3.75%, 07/01/74 (Call 07/01/24)(a)(b)	EUR	200	250,579
Bertelsmann SE & Co. KGaA
3.00%, 04/23/75 (Call 04/23/23)(a)(b)	EUR	100	123,062
3.50%, 04/23/75 (Call 04/23/27)(a)(b)	EUR	100	129,971
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	184,803
Commerzbank AG
4.00%, 03/23/26(a)	EUR	250	336,460
4.00%, 03/30/27(a)	EUR	100	137,360
4.00%, 12/05/30 (Call 09/05/25)(a)(b)	EUR	100	131,439
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	156,738
4.50%, 05/19/26(a)	EUR	200	273,335
5.63%, 05/19/31 (Call 02/19/26)(a)(b)	EUR	200	279,932
Deutsche Lufthansa AG
0.25%, 09/06/24	EUR	50	57,295
2.00%, 07/14/24 (Call 06/14/24)(a)	EUR	100	118,240
2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	200	241,339
3.00%, 05/29/26 (Call 02/28/26)(a)	EUR	300	359,622
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	120,041
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR	200	235,639
Gruenenthal GmbH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	150	182,598
K+S AG, 2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	121,480
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(b)	EUR	75	94,909
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(a)	EUR	200	236,091
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/21)(a)	EUR	200	237,214
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/21)(a)	EUR	200	237,007
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	100	122,640
2.75%, 10/12/25(a)	EUR	200	252,973
3.38%, 10/12/28(a)	EUR	100	130,929
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 08/09/21)(a)	EUR	100	121,953
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(a)	EUR	150	176,778
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	250	298,097
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	300	362,153
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	123,988
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	200	252,315
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	200	241,492
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	122,674
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	124,967
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR	100	120,156
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	123,998
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	126,082
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	130,992
ZF North America Capital Inc., 2.75%, 04/27/23(a)	EUR	200	247,088
			8,391,810
	Par
Security	(000)		Value

Greece — 1.3%
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(a)(b)	EUR	100	$115,394
Eurobank SA, 2.00%, 05/05/27 (Call 05/05/26)(a)(b)	EUR	100	118,309
Mytilineos SA, 2.25%, 10/30/26(a)	EUR	100	120,625
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(a)(b)	EUR	200	245,271
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(b)	EUR	100	126,681
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(a)	EUR	100	120,975
3.88%, 03/30/26 (Call 03/30/23)(a)	EUR	100	123,511
			970,766
Ireland — 1.2%
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(a)(b)	EUR	200	243,861
2.88%, 05/30/31 (Call 05/30/26)(a)(b)	EUR	100	127,482
Bank of Ireland Group PLC
1.38%, 08/11/31 (Call 05/11/26)(a)(b)	EUR	100	118,880
2.38%, 10/14/29 (Call 10/14/24)(a)(b)	EUR	100	123,902
eircom Finance DAC
1.75%, 11/01/24 (Call 11/01/21)(a)	EUR	100	118,682
3.50%, 05/15/26 (Call 05/15/22)(a)	EUR	100	121,388
			854,195
Israel — 1.7%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	300	337,053
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	200	233,125
1.63%, 10/15/28(a)	EUR	150	160,748
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	119,762
4.50%, 03/01/25 (Call 12/01/24)	EUR	200	247,471
6.00%, 01/31/25 (Call 01/31/24)	EUR	100	129,262
			1,227,421
Italy — 15.7%
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	121,568
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	275	338,475
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	100	122,383
Autostrade per l’Italia SpA
1.75%, 06/26/26(a)	EUR	100	123,067
1.75%, 02/01/27(a)	EUR	100	122,684
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	200	246,146
2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	400	494,703
4.38%, 09/16/25(a)	EUR	100	136,377
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	120,371
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(a)	EUR	100	122,159
3.63%, 09/24/24(a)	EUR	300	375,248
4.00%, 07/10/22(a)	EUR	100	121,150
5.38%, 01/18/28 (Call 01/18/23)(a)(b)	EUR	100	97,272
10.50%, 07/23/29(a)	EUR	100	132,793
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	123,972
Banco BPM SpA
0.88%, 07/15/26(a)	EUR	100	118,695
1.75%, 04/24/23(a)	EUR	109	132,999
1.75%, 01/28/25(a)	EUR	200	246,851
4.25%, 10/01/29 (Call 10/01/24)(a)(b)	EUR	200	251,441
4.38%, 09/21/27 (Call 09/21/22)(a)(b)	EUR	100	122,911
BPER Banca, 1.88%, 07/07/25(a)	EUR	100	123,961
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(a)	EUR	100	118,322

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Italy (continued)
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(a)	EUR	100	$120,601
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(a)	EUR	200	243,354
Iccrea Banca SpA, 4.13%, 11/28/29 (Call 11/28/24)(a)(b)	EUR	100	120,493
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	119,213
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	100	121,956
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR	100	120,433
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	186,243
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR	200	256,043
3.93%, 09/15/26(a)	EUR	175	234,525
4.45%, 09/15/27 (Call 09/15/22)(a)(b)	EUR	150	186,205
6.63%, 09/13/23(a)	EUR	100	133,829
Leonardo SpA, 2.38%, 01/08/26 (Call 10/08/25)(a)	EUR	100	124,280
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	98,376
5.75%, 04/18/23	EUR	50	64,890
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	200	237,632
1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	100	121,357
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	177,186
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	100	123,765
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	120,904
3.75%, 09/08/23(a)	EUR	200	248,726
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	116,677
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	300	370,870
2.50%, 07/19/23(a)	EUR	100	123,411
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	418	526,695
3.25%, 01/16/23(a)	EUR	150	185,835
3.63%, 01/19/24(a)	EUR	307	390,525
3.63%, 05/25/26(a)	EUR	100	131,796
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	159,717
5.25%, 02/10/22(a)	EUR	100	121,850
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(b)	EUR	200	239,629
2.73%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	200	243,677
4.38%, 01/03/27 (Call 01/03/22)(a)(b)	EUR	100	120,716
6.95%, 10/31/22(a)	EUR	300	385,807
Unione di Banche Italiane SpA
4.38%, 07/12/29 (Call 07/12/24)(a)(b)	EUR	150	193,916
5.88%, 03/04/29 (Call 03/04/24)(a)(b)	EUR	150	200,313
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	224,677
3.25%, 09/23/30 (Call 06/23/30)(a)	EUR	300	399,736
Webuild SpA, 1.75%, 10/26/24(a)	EUR	250	295,246
			11,504,652
Japan — 2.0%
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR	175	206,731
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	100	116,175
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	300,344
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR	125	144,819
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR	100	115,751
4.00%, 04/20/23 (Call 01/20/23)(a)	EUR	100	122,199
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	120,803
	Par
Security	(000)		Value

Japan (continued)
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	250	$322,864
			1,449,686
Luxembourg — 4.4%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/22)(a)	EUR	100	115,001
3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	200	226,822
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	116,073
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	114,485
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	200	254,651
ArcelorMittal SA
0.95%, 01/17/23 (Call 10/17/22)(a)	EUR	100	120,015
1.00%, 05/19/23 (Call 02/19/23)(a)	EUR	100	120,515
1.75%, 11/19/25 (Call 08/19/25)(a)	EUR	100	125,564
2.25%, 01/17/24 (Call 10/17/23)(a)	EUR	100	124,423
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	123,017
7.75%, 11/01/25 (Call 11/01/22)(a)	GBP	100	144,118
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/21)(a)	EUR	100	118,724
2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	300	362,150
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	200	239,804
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	100	121,950
PLT VII Finance Sarl, 4.63%, 01/05/26 (Call 07/15/22)(a)	EUR	100	122,109
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	125,519
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	90	115,746
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	185,986
Vivion Investments Sarl
3.00%, 08/08/24(a)	EUR	100	117,999
3.50%, 11/01/25(a)	EUR	100	119,460
			3,214,131
Netherlands — 3.5%
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 10/01/21)(a)	EUR	200	239,187
Louis Dreyfus Co. BV
1.63%, 04/28/28 (Call 01/28/28)(a)	EUR	100	121,181
2.38%, 11/27/25 (Call 08/27/25)(a)	EUR	100	125,996
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(a)	EUR	200	241,323
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	200	243,955
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	128,030
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	126,491
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	111,689
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/22)(a)	EUR	100	114,547
SNS Bank NV, 6.25%, 12/31/49(e)	EUR	50	0	(f)
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	119,831
United Group BV
3.13%, 02/15/26 (Call 02/15/22)(a)	EUR	100	114,594
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	200	230,657
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR	100	120,158
4.88%, 07/01/24 (Call 07/01/22)(a)	EUR	100	119,785
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	100	121,292
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	176,672
Ziggo BV, 4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	80	97,914
			2,553,302
Norway — 0.3%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	200	242,359

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Portugal — 1.5%
Banco Comercial Portugues SA
1.13%, 02/12/27 (Call 02/12/26)(a)(b)	EUR	100	$117,093
4.50%, 12/07/27 (Call 12/07/22)(a)(b)	EUR	100	122,304
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(b)	EUR	200	259,853
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(a)(b)	EUR	100	120,349
1.88%, 08/02/81 (Call 05/02/26)(a)(b)	EUR	100	120,546
4.50%, 04/30/79 (Call 01/30/24)(a)(b)	EUR	200	258,901
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(b)	EUR	100	120,190
			1,119,236
Spain — 5.2%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30
(Call 04/07/25)(a)(b)	EUR	100	126,912
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(b)	EUR	100	117,671
1.13%, 03/27/25(a)	EUR	200	242,714
1.75%, 05/10/24(a)	EUR	100	123,231
2.50%, 04/15/31(a)(b)	EUR	100	119,056
5.38%, 12/12/28 (Call 12/12/23)(a)(b)	EUR	100	129,518
5.63%, 05/06/26(a)	EUR	100	138,252
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	118,625
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR	200	234,988
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	120,446
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	300	358,647
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	118,466
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	122,418
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	124,492
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	128,570
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 06/20/22)(a)	EUR	100	119,936
ContourGlobal Power Holdings SA
2.75%, 01/01/26 (Call 01/01/23)(a)	EUR	100	121,017
4.13%, 08/01/25 (Call 08/01/21)(a)	EUR	100	121,106
El Corte Ingles SA
3.00%, 03/15/24 (Call 10/15/21)(a)	EUR	100	119,968
3.63%, 03/15/24 (Call 03/15/22)(a)	EUR	100	122,680
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(a)	EUR	150	179,462
2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	120,722
3.20%, 05/01/25 (Call 05/01/22)(a)	EUR	200	239,081
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(b)	EUR	100	118,253
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(b)	EUR	175	227,365
			3,813,596
Sweden — 3.2%
Akelius Residential Property AB
2.25%, 05/17/81 (Call 02/17/26)(a)(b)	EUR	100	119,762
3.88%, 10/05/78 (Call 10/05/23)(a)(b)	EUR	100	125,552
Fastighets AB Balder
2.87%, 06/02/81 (Call 03/02/26)(a)(b)	EUR	100	118,082
3.00%, 03/07/78 (Call 03/07/23)(a)(b)	EUR	100	120,905
Intrum AB
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	116,873
3.13%, 07/15/24 (Call 07/15/22)(a)	EUR	100	119,116
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	210,720
4.88%, 08/15/25 (Call 08/15/22)(a)	EUR	200	248,552
	Par
Security	(000)		Value

Sweden (continued)
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/23)(a)	EUR	150	$178,456
3.50%, 05/15/23 (Call 05/08/22)(a)	EUR	100	119,587
3.88%, 07/15/26 (Call 07/15/22)(a)	EUR	100	121,713
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	300	366,503
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	248,832
2.13%, 04/02/24 (Call 01/02/24)(a)	EUR	100	123,737
			2,338,390
Switzerland — 0.5%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/22)(a)	EUR	100	111,358
2.50%, 10/15/24 (Call 10/15/21)(a)	EUR	100	117,247
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	117,232
			345,837
United Kingdom — 12.5%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/21)(a)	GBP	150	213,573
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 02/24/23)(a)	GBP	300	415,940
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(a)	GBP	200	276,958
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(a)(b)	EUR	100	116,512
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	119,434
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP	100	138,455
eG Global Finance PLC, 4.38%, 02/07/25 (Call 05/15/22)(a)	EUR	225	262,124
GKN Holdings Ltd., 4.63%, 05/12/32(a)	GBP	100	153,635
Heathrow Finance PLC
4.38%, 03/01/27(a)(g)	GBP	100	141,172
5.25%, 03/01/24 (Call 12/01/23)(a)(b)	GBP	100	145,290
Iceland Bondco PLC, 4.38%, 05/15/28 (Call 02/15/24)(a)	GBP	100	128,738
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	119,624
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(a)	EUR	200	234,124
International Consolidated Airlines Group SA
0.50%, 07/04/23 (Call 04/04/23)(a)	EUR	100	114,998
1.50%, 07/04/27 (Call 04/04/27)(a)	EUR	100	107,225
2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	118,383
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	100	118,210
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	116,745
3.88%, 03/01/23(a)	GBP	100	140,576
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	184,104
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	119,618
5.88%, 11/15/24 (Call 08/15/24)(a)	EUR	100	128,125
Jerrold Finco PLC, 5.25%, 01/15/27 (Call 01/15/23)(a)	GBP	100	144,595
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(a)	GBP	100	144,465
6.00%, 06/12/25(a)	GBP	100	155,882
Modulaire Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/22)(a)	EUR	100	121,046
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(a)	EUR	100	125,142
NGG Finance PLC
1.63%, 12/05/79 (Call 12/05/24)(a)(b)	EUR	100	120,262
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR	100	121,164
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	200	310,724
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(a)	GBP	100	141,105
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 01/15/22)(a)	EUR	100	121,330

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

United Kingdom (continued)
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	200	$233,172
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	109,931
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	128,714
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP	100	151,778
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(a)	GBP	200	292,097
Thames Water Utilities Finance PLC
2.88%, 05/03/27(a)	GBP	200	289,887
5.75%, 09/13/30 (Call 09/13/22)(b)	GBP	100	145,454
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(a)	EUR	200	241,836
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR	100	118,742
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	137,946
4.25%, 01/15/30 (Call 10/10/24)(a)	GBP	100	138,916
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	200	288,607
5.25%, 05/15/29 (Call 05/15/24)(a)	GBP	100	146,601
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	119,627
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	137,643
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP	200	280,619
Vodafone Group PLC
3.10%, 01/03/79 (Call 01/03/24)(a)(b)	EUR	300	371,501
4.88%, 10/03/78 (Call 10/03/25)(a)(b)	GBP	100	150,790
Series NC10, 3.00%, 08/27/80 (Call 05/27/30)(a)(b)	EUR	250	308,596
Series NC6, 2.63%, 08/27/80 (Call 05/27/26)(a)(b)	EUR	200	247,410
			9,159,145
United States — 17.3%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	212,500
Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl
3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	117,780
4.88%, 06/01/28 (Call 06/01/24)(a)	GBP	100	138,058
Alpha Bank AE, 5.50%, 06/11/31 (Call 03/11/26)(a)(b)	EUR	100	118,976
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(a)	EUR	100	119,407
3.00%, 09/01/29 (Call 05/15/24)(a)	EUR	100	118,775
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	200	237,303
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	142,044
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	120,460
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	200	243,368
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/21)(a)	EUR	100	120,785
4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	120,549
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/22)(a)	EUR	100	120,464
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	119,725
1.50%, 03/15/27	EUR	100	120,693
4.38%, 12/15/23	EUR	100	130,187
Banff Merger Sub Inc., 8.38%, 09/01/26 (Call 09/01/21)(a)	EUR	100	123,958
Belden Inc., 3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	250	307,906
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(a)	EUR	100	124,957
BPER Banca, 1.38%, 03/31/27 (Call 03/31/26)(a)(b)	EUR	100	120,106
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	94,756
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	178,918
	Par
Security	(000)		Value

United States (continued)
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/22)	EUR	100	$120,980
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125	153,028
Cogent Communications Group Inc., 4.38%, 06/30/24 (Call 06/30/22)(a)	EUR	100	120,901
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	117,693
Coty Inc.
3.88%, 04/15/26 (Call 04/15/23)(a)	EUR	100	118,967
4.75%, 04/15/26 (Call 04/15/22)(a)	EUR	100	115,131
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/16/23)(a)	EUR	100	119,098
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	121,287
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	125	155,621
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	126,522
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/22)(a)	EUR	100	120,648
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	145,907
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/16/24)(a)	EUR	100	118,727
Fluor Corp., 1.75%, 03/21/23 (Call 12/21/22)	EUR	100	120,742
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	100	81,771
3.74%, 05/08/23	CAD	75	61,773
4.46%, 11/13/24	CAD	100	84,543
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	119,683
1.51%, 02/17/23	EUR	100	120,466
1.74%, 07/19/24	EUR	100	121,199
2.33%, 11/25/25	EUR	100	124,155
2.39%, 02/17/26	EUR	225	280,264
2.75%, 06/14/24	GBP	200	283,096
3.02%, 03/06/24	EUR	100	124,900
3.25%, 09/15/25	EUR	100	128,706
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	125,744
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	225	279,962
3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	181,899
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(a)	EUR	100	120,313
2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150	180,018
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	200	238,759
2.88%, 09/15/25 (Call 09/15/21)(a)	EUR	100	119,810
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/21)(a)	GBP	100	140,739
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(a)	EUR	200	245,174
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	200	260,685
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	155,885
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	122,385
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(b)	EUR	100	123,494
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 04/15/22)(a)	EUR	100	118,375
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/24/26)	GBP	100	141,917
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	128,356
3.38%, 04/24/30 (Call 01/24/30)	GBP	100	144,806
3.69%, 06/05/28 (Call 04/05/28)	GBP	100	148,779
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	122,417
Netflix Inc.
3.00%, 06/15/25 (Call 03/15/25)(a)	EUR	100	129,428

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)			Value

United States (continued)
3.63%, 05/15/27	EUR	150		$206,360
3.63%, 06/15/30 (Call 03/15/30)(a)	EUR	250		357,946
3.88%, 11/15/29(a)	EUR	200		289,128
4.63%, 05/15/29	EUR	200		300,792
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100		122,874
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	200		245,909
Organon & Co./Organon Foreign Debt Co-Issuer BV., 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	200		241,427
Playtech PLC, 3.75%, 10/12/23 (Call 10/12/21)(a)	EUR	100		120,083
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(a)	EUR	100		121,155
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/22)(a)	EUR	100		120,938
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		127,713
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 03/01/23)	EUR	100		119,229
3.25%, 03/15/25 (Call 03/15/22)	EUR	100		119,615
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/21)(a)	EUR	100		120,952
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100		116,836
Videotron Ltd., 3.13%, 01/15/31 (Call 01/15/26)	CAD	50		37,826
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		121,356
				12,676,567
Total Corporate Bonds & Notes — 98.0%
(Cost: $69,106,604)				71,797,247

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd.Class A		0	(h)	0	(f)

Total Common Stocks — 0.0%
(Cost: $159,437)				0	(f)
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)	20	$20,000

Total Short-Term Investments — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 98.0%
(Cost: $69,286,041)		71,817,247

Other Assets, Less Liabilities — 2.0%		1,465,125

Net Assets — 100.0%		$73,282,372

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Rounds to less than 1,000.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$—	$(20,000	)(a)	$—	$—	$20,000	20	$5	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$71,797,247		$0	(a)	$71,797,247
Common Stocks	—	0	(a)	—		0	(a)
Money Market Funds	20,000	—		—		20,000
	$20,000	$71,797,247		$0	(a)	$71,817,247

(a)	Rounds to less than $1.

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound